Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Nonrecurring ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 29, 2020 USD ($)
Property and Equipment, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	¥ 764	$ 109
Operating Lease Right-of-Use Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	800	114
Intangible Assets, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	30,804	4,406
Goodwill
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value As of Impairment Date	17,022			$ 2,435
Total Impairment Loss	¥ 114,612	$ 16,395	¥ 557